Operating Segments	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Operating Segments
13.
Operating segments
i)
Basis for segmentation

The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews the performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Deliveries

Connecting driver-partners and merchant-partners with consumers to create a localized logistics platform, facilitating and performing on-demand and scheduled delivery of a wide variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point package delivery. It also includes delivery services in certain markets for which the Group is directly responsible; offering of a variety of daily necessities in certain markets through the operation of a chain of stores; and associated advertising contributions.

Mobility

Connecting consumers with rides provided by driver-partners across a wide variety of multi-modal mobility options including private cars, taxis, motorcycles (in certain markets), and shared mobility options such as carpooling. It also includes vehicle rental for driver-partners; and associated advertising contributions.

Financial services

Digital solutions offered by and with business partners to address the financial needs of driver and merchant partners and consumers, including digital payments, lending, receivables factoring, digital banking services in certain markets, insurance distribution, wealth management and associated advertising contributions.

Others	A combination of multiple operating businesses that are not individually material. They include mapping services and anti-fraud offerings.

ii)
Information about reportable segments

The CODM evaluates operating segments based on revenue and Segment Adjusted EBITDA. Segment reporting revenue is disclosed in Note 9. Total revenue for reportable segments equals consolidated revenue for the Group.

Segment Adjusted EBITDA is defined as net loss of each operating segment adjusted to exclude: (i) net interest income (expenses), (ii) other income (expenses), (iii) income tax expenses (credit), (iv) depreciation and amortization, (v) share-based compensation expenses, (vi) costs related to mergers and acquisitions, (vii) foreign exchange gain (loss), (viii) impairment losses on goodwill and non-financial assets, (ix) fair value changes on investments, (x) restructuring costs,(xi) legal, tax and regulatory settlement provisions, (xii) regional corporate costs and (xiii) share listing and associated expenses.

Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	For six months ended June 30
	2024	2023
(in $ millions)	$	$
Segment Adjusted EBITDA
Deliveries	84	(9)
Mobility	267	211
Financial services	(52)	(85)
Others	2	(1)
Total reportable Segment Adjusted EBITDA	301	116
Regional corporate costs	(175)	(200)
Other income/ (expenses)	4	(2)
Depreciation and amortization	(74)	(72)
Share-based compensation expenses	(176)	(168)
Impairment losses on goodwill and non-financial assets	—	*
Restructuring costs	(4)	(51)
Legal, tax and regulatory settlement provisions	(7)	(3)
Operating loss	(131)	(380)
Income tax expenses	(31)	(7)
Net interest income/ (expenses)	65	32
Fair value changes on investments	(25)	(46)
Foreign exchange (loss)/ gain	(58)	7
Share of loss of equity-accounted investees (net of tax)	(4)	(3)
Loss for the year	(184)	(397)

* Amount less than $1 million

Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore, Malaysia and Indonesia. Other non-current assets such as intangible assets, goodwill and other investments are predominantly regional assets that are not attributed to a segment.

With effect from January 1, 2024, the Group changed the composition of its operating segments to align with changes in how its businesses are managed and performances evaluated; and to facilitate comparison with industry peers. These changes include:

•
contributions from the advertising business previously reported within the Enterprise and New Initiatives segment are now reported in the Mobility, Deliveries and Financial Services segments in accordance with the respective advertising products;
•
selected regional corporate costs that support the Mobility, Deliveries and Financial Services segments are now allocated to these respective segments;
•
realized foreign exchange gains/(losses) are excluded from Segment Adjusted EBITDA, as compared to only unrealized foreign exchange gain (loss) in previous financial reporting periods

After these changes, the Group's operating and reportable segments are Deliveries, Mobility, Financial Services, and Others with the related previously reported segment information recast accordingly. These reporting changes have no impact on previously reported consolidated statements of financial position, statement of profit or loss and other comprehensive income, statement of changes in equity or statement of cash flows.